Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), net of tax
Net unrealized holding gain (loss) on avaliable for sale securities arising during the period, net of tax (expense) benefit	$ 225	$ (100)	$ (791)	$ (1,240)	$ (2,102)
Reclassification adjustment for net gains (loss) on available for sale securities realized during the period, net of taxes	$ 4	$ (96)	$ 124	$ (22)	$ 22